UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended: March 31, 2004

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Redstone Investment Management, L.P.

Address:  1055 Westlakes Drive, Suite 300
          Berwyn, PA 19312


13F File Number: 28-10712

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Scott A. Burney
Title:  Chief Financial Officer
Phone:  (610) 727-3702


Signature, Place and Date of Signing:

/s/ Scott A. Burney                  Berwyn, PA                  May 17, 2004
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number            Name

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  84

Form 13F Information Table Value Total: $ 249,519


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]



No.        Form 13F File Number                 Name

1           28-10707                        Fairfield Redstone Fund Ltd.

                                                    FORM 13F INFORMATION TABLE
March 31 2004
Item 1                               Item 2            Item 3            Item 4      Item 5             Item 6      Item 7  Item 8
                                                                                              SH/PRN    Investment  Other   Voting
Title of Security                    Class             Cusip         Market Value    Shares  Put/Call  Discretion  Manager Authority
------------------------------------------------------------------------------------------------------------------------------------
METROCALL HLDGS INC                  Common Stock      59164X105            6,247      90,200   SH       Sole       1       90,200
LABOR READY INC                      Common Stock      50540120 8           5,542     409,900   SH       Sole       1      409,900
DIGITAL THEATER SYSTEMS, INC.        Common Stock      25389G10 2           5,494     214,600   SH       Sole       1      214,600
GILEAD SCIENCES                      Common Stock      37555810 3           5,478      98,800   SH       Sole       1       98,800
WESTERN WIRELESS CORP.               Class A           95988E20 4           5,401     230,900   SH       Sole       1      230,900
ALAMOSA HOLDINGS INCORPORATED        Common Stock      01158910 8           5,273     902,900   SH       Sole       1      902,900
UBIQUITEL INC                        Common Stock      90347430 2           5,009   1,418,900   SH       Sole       1    1,418,900
PC MALL INC                          Common Stock      69323K10 0           4,754     259,800   SH       Sole       1      259,800
ACAMBIS PLC                          Sponsored ADR     00428610 0           4,497     342,700   SH       Sole       1      342,700
FINDWHAT.COM                         Common Stock      31779410 5           4,145     191,800   SH       Sole       1      191,800
UNITEDGLOBALCOM INC                  Class A           91324750 8           3,994     470,400   SH       Sole       1      470,400
HEADWATERS INC                       Common Stock      42210P10 2           3,943     153,900   SH       Sole       1      153,900
CAPTIVA SOFTWARE CORP DEL            Common Stock      14073T10 9           3,785     273,300   SH       Sole       1      273,300
SANFILIPPO JOHN & SON INC            Common Stock      80042210 7           3,670     100,000   SH       Sole       1      100,000
AUDIOCODES LTD                       Common Stock      M1534210 4           3,660     315,500   SH       Sole       1      315,500
AMDOCS LIMITED                       Ordinary Shares   G0260210 3           3,657     131,600   SH       Sole       1      131,600
NDS GROUP PLC                        Sponsored ADR     62889110 3           3,640     132,200   SH       Sole       1      132,200
NOVELL INC                           Common Stock      67000610 5           3,617     317,800   SH       Sole       1      317,800
ROYAL CARIBBEAN CRUISES LTD          Common Stock      V7780T10 3           3,585      81,300   SH       Sole       1       81,300
BEVERLY ENTERPRISES INC       (NEW)  Common Stock      08785130 9           3,585     560,100   SH       Sole       1      560,100
CARRIER ACCESS CORPORATION           Common Stock      14446010 2           3,563     290,600   SH       Sole       1      290,600
AIRTRAN HOLDINGS INC                 Common Stock      00949P10 8           3,528     297,000   SH       Sole       1      297,000
HARMAN INTL INDS INC                 Common Stock      41308610 9           3,470      43,600   SH       Sole       1       43,600
GUITAR CENTER, INC.                  Common Stock      40204010 9           3,469      93,400   SH       Sole       1       93,400
ASTA FUNDING INC                     Common Stock      04622010 9           3,387     176,800   SH       Sole       1      176,800
SAFENET INC                          Common Stock      78645R10 7           3,371      89,800   SH       Sole       1       89,800
INAMED CORP                          Common Stock      45323510 3           3,341      62,700   SH       Sole       1       62,700
VALUECLICK INC                       Common Stock      92046N10 2           3,295     305,100   SH       Sole       1      305,100
TELULAR CORP (NEW)                   Common Stock      87970T20 8           3,159     218,035   SH       Sole       1      218,035
TAKE TWO INTERACTIVE SOFTWARE INC    Common Stock      87405410 9           3,131      85,100   SH       Sole       1       85,100
COCA-COLA ENTERPRISES INC            Common Stock      19121910 0           3,118     129,000   SH       Sole       1      129,000
STERICYCLE INC                       Common Stock      85891210 8           3,117      65,000   SH       Sole       1       65,000
COVANSYS CORP                        Common Stock      22281W10 3           2,964     255,100   SH       Sole       1      255,100
CAPTARIS INC                         Common Stock      14071N10 4           2,901     527,400   SH       Sole       1      527,400
SINA CORPORATION                     Common Stock      G8147710 4           2,890      76,400   SH       Sole       1       76,400
BROOKTROUT TECHNOLOGY INC            Common Stock      11458010 3           2,881     145,200   SH       Sole       1      145,200
4 KIDS ENTERTAINMENT INC             Common Stock      35086510 1           2,857     127,700   SH       Sole       1      127,700
MACROMEDIA INC                       Common Stock      55610010 5           2,800     139,500   SH       Sole       1      139,500
NORTHWEST AIRLINES                   Class A           66728010 1           2,773     274,300   SH       Sole       1      274,300
ENGINEERED SUPPORT SYSTEMS           Common Stock      29286610 0           2,772      56,800   SH       Sole       1       56,800
COMMUNITY HEALTH SYS INC             Common Stock      20366810 8           2,769      99,500   SH       Sole       1       99,500
RADIO ONE INC                        Class A           75040P10 8           2,744     148,300   SH       Sole       1      148,300
DDI CORP.                            Common Stock      23316230 4           2,727     264,500   SH       Sole       1      264,500
LANDRYS RESTAURANTS INC              Common Stock      51508L10 3           2,709      90,800   SH       Sole       1       90,800
ST. JOE COMPANY                      Common Stock      79014810 0           2,706      66,500   SH       Sole       1       66,500
MSC INDUSTRIAL DIRECT CO INC         Class A           55353010 6           2,701      90,200   SH       Sole       1       90,200
SUNOPTA INC                          Common Stock      8676EP10 8           2,668     269,800   SH       Sole       1      269,800
IMPCO TECHNOLOGIES INC               Common Stock      45255W10 6           2,667     482,200   SH       Sole       1      482,200
WASTE CONNECTIONS INC                Common Stock      94105310 0           2,651      66,600   SH       Sole       1       66,600
DADE BEHRING HOLDINGS INC            Common Stock      23342J20 6           2,638      59,300   SH       Sole       1       59,300
UTSTARCOM INC                        Common Stock      91807610 0           2,613      90,900   SH       Sole       1       90,900
NOVATEL WIRELESS INC                 Common Stock      66987M60 4           2,610     121,400   SH       Sole       1      121,400
RAYOVAC CORPORATION                  Common Stock      75508110 6           2,571      89,900   SH       Sole       1       89,900
UNITED THERAPEUTICS CORP             Common Stock      91307C10 2           2,526     106,000   SH       Sole       1      106,000
HOME DEPOT INC                       Common Stock      43707610 2           2,503      67,000   SH       Sole       1       67,000
HI/FN INC                            Common Stock      42835810 5           2,498     216,500   SH       Sole       1      216,500
AUTOBYTEL INC                        Common Stock      05275N10 6           2,491     188,700   SH       Sole       1      188,700
OSI SYSTEMS INC                      Common Stock      67104410 5           2,488     124,400   SH       Sole       1      124,400
AVID TECHNOLOGY INC                  Common Stock      05367P10 0           2,477      53,700   SH       Sole       1       53,700
BIO-RAD LABORATORIES, INC            Class A           09057220 7           2,475      43,900   SH       Sole       1       43,900
NEXTEL PARTNERS INC                  Class A           65333F10 7           2,432     192,100   SH       Sole       1      192,100
INVESTORS FINANCIAL SVCS CP          Common Stock      46191510 0           2,407      58,300   SH       Sole       1       58,300
L-3 COMMUNICATIONS HLDGS INC         Common Stock      50242410 4           2,385      40,100   SH       Sole       1       40,100
IMAX CORPORATION                     Common Stock      45245E10 9           2,373     402,900   SH       Sole       1      402,900
CASELLA WASTE SYSTEMS INC            Class A           14744810 4           2,360     162,300   SH       Sole       1      162,300
NMS COMMUNICATIONS CORP              Common Stock      62924810 5           2,327     325,000   SH       Sole       1      325,000
AKAMAI TECHNOLOGIES INC              Common Stock      00971T10 1           2,288     174,100   SH       Sole       1      174,100
CACHE INC NEW                        Common Stock      12715030 8           2,272      69,200   SH       Sole       1       69,200
VITRAN CORP INC A                    Common Stock      92850E10 7           2,245     154,800   SH       Sole       1      154,800
CELLSTAR CORPORATION                 Common Stock      15092520 4           2,201     209,600   SH       Sole       1      209,600
DEERE & COMPANY                      Common Stock      24419910 5           2,156      31,100   SH       Sole       1       31,100
MEASUREMENT SPECIALTIES INC          Common Stock      58342110 2           2,105     108,600   SH       Sole       1      108,600
ENCORE MEDICAL CORPORATION           Common Stock      29256E10 9           2,104     262,700   SH       Sole       1      262,700
WATCHGUARD TECHNOLOGIES INC          Common Stock      94110510 8           2,092     266,900   SH       Sole       1      266,900
CHARLOTTE RUSSE HLDG INC             Common Stock      16104810 3           1,940     106,000   SH       Sole       1      106,000
PROVIDE COMMERCE, INC.               Common Stock      74373W10 3           1,886      82,900   SH       Sole       1       82,900
ISTA PHARMACEUTICALS INC             Common Stock      45031X20 4           1,812     140,800   SH       Sole       1      140,800
CONNS, INC.                          Common Stock      20824210 7           1,623     103,100   SH       Sole       1      103,100
PORTFOLIO RECOVERY ASSOCS INC        Common Stock      73640Q10 5           1,347      50,000   SH       Sole       1       50,000
ATHEROS COMMUNICATIONS INC           Common Stock      04743P10 8           1,237      71,600   SH       Sole       1       71,600
CONCORDE CAREER COLLEGES INC         Common Stock      20651H20 1           1,234      51,400   SH       Sole       1       51,400
HUB GROUP, INC                       Class A           44332010 6           1,003      33,600   SH       Sole       1       33,600
ORLEANS HOMEBUILDERS INC             Common Stock      68658810 4             904      37,600   SH       Sole       1       37,600
PENN NATIONAL GAMING INC             Common Stock      70756910 9             791      27,500   SH       Sole       1       27,500


04017.0003 #485741